UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     SEPTEMBER 30, 2004
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY L. FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


   /s/ Stacey L. Feller              New York, NY            November 10, 2004
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:            53
                                         ----------------

Form 13F Information Table Value Total:    $  650,737
                                         ----------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE

                                                FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION        BOND          00130HAN5    1,704   1,700,000 PRN           SOLE                   1,700,000     0       0
AGILENT TECH INC       BOND          00846UAB7   21,666  21,500,000 PRN           SOLE                  21,500,000     0       0
AMERISOURCE
HEALTH CORP            BOND          03071PAD4   16,022  15,000,000 PRN           SOLE                  15,000,000     0       0
ANDREW CORP            BOND          034425AB4   16,054  13,000,000 PRN           SOLE                  13,000,000     0       0
ARRIS GROUP INC        BOND          04269QAB6   23,540  18,500,000 PRN           SOLE                  18,500,000     0       0
ARTESYN
TECHNOLOGIES INC       BOND          043127AB5   13,633   9,010,000 PRN           SOLE                   9,010,000     0       0
CABLE DESIGN
TECHNOLOGIES COMPANY   BOND          126924AB5   22,582  16,000,000 PRN           SOLE                  16,000,000     0       0
CHURCH & DWIGHT INC    BOND          171340AC6   14,748  12,500,000 PRN           SOLE                  12,500,000     0       0
COMPUTER ASSOCIATES
INTL INC               BOND          204912AR0   12,781  11,000,000 PRN           SOLE                  11,000,000     0       0
DELTA AIR LINES        BOND          247361YP7      759   2,500,000 PRN           SOLE                   2,500,000     0       0
DUPONT PHOTOMASKS INC  BOND          26613XAE1    9,570  10,000,000 PRN           SOLE                  10,000,000     0       0
EGL INC                BOND          268484AB8   20,114  11,500,000 PRN           SOLE                  11,500,000     0       0
ENZON
PHARMACEUTICALS INC    BOND          293904AB4   10,374  11,000,000 PRN           SOLE                  11,000,000     0       0
FAIR ISAAC CORP        BOND          303250AB0   13,901  14,000,000 PRN           SOLE                  14,000,000     0       0
FAIRCHILD
SEMICONDUCTOR CORP     BOND          303727AJ0   12,404  12,500,000 PRN           SOLE                  12,500,000     0       0
FISHER SCIENTIFIC
INTL INC               BOND          338032AW5   14,290  10,000,000 PRN           SOLE                  10,000,000     0       0
GUITAR CTR MGMT INC    BOND          402040AC3   16,625  11,700,000 PRN           SOLE                  11,700,000     0       0
INTERNATIONAL GAME
TECHNOLOGIES INC       BOND          459902AL6   31,722  40,000,000 PRN           SOLE                  40,000,000     0       0
INTERNATIONAL
RECTIFIER CORP         BOND          460254AE5   11,324  11,500,000 PRN           SOLE                  11,500,000     0       0
L-3 COMMUNICATIONS
HOLDINGS INC           BOND          502424AD6   50,015  40,000,000 PRN           SOLE                  40,000,000     0       0
LABOR READY INC        BOND          505401AB5   29,592  14,570,000 PRN           SOLE                  14,570,000     0       0
LENNAR CORP            BOND          526057AF1   24,344  35,000,000 PRN           SOLE                  35,000,000     0       0
LIFEPOINT
HOSPITALS INC          BOND          53219LAE9    2,962   3,000,000 PRN           SOLE                   3,000,000     0       0
LOWES COS INC          BOND          548661CF2   26,996  30,000,000 PRN           SOLE                  30,000,000     0       0
MAGNA ENTERTAINMENT    BOND          559211AC1   12,183  12,560,000 PRN           SOLE                  12,560,000     0       0
MILLENIUM
PHARMACEUTICALS INC    BOND          599902AB9    8,450   8,311,000 PRN           SOLE                   8,311,000     0       0
NEXTEL
COMMUNICATIONS INC     BOND          65332VAY9    2,441   2,450,000 PRN           SOLE                   2,450,000     0       0
PRG-SCHULTZ
INTERNATIONAL INC      BOND          69357CAA5    4,074   4,000,000 PRN           SOLE                   4,000,000     0       0
PRIMUS TELE-
COMMUNICATIONS GROUP   BOND          741929AL7    6,957   9,035,000 PRN           SOLE                   9,035,000     0       0
PRIMUS TELE-
COMMUNICATIONS GROUP   BOND          741929AN3    2,236   4,000,000 PRN           SOLE                   4,000,000     0       0
PROVINCE HEALTHCARE CO BOND          743977AC4    5,060   5,000,000 PRN           SOLE                   5,000,000     0       0
QLT INC                BOND          746927AB8    1,860   1,500,000 PRN           SOLE                   1,500,000     0       0
RELIANT ENERGY INC     BOND          75952BAD7   16,102  12,500,000 PRN           SOLE                  12,500,000     0       0
ROYAL CARRIBEAN
CRUISES LTD            BOND          780153AM4   14,045  20,000,000 PRN           SOLE                  20,000,000     0       0
STEEL DYNAMICS INC     BOND          858119AD2   31,717  13,500,000 PRN           SOLE                  13,500,000     0       0
TYCO INTL GROUP        BOND          902118BF4   63,207  45,000,000 PRN           SOLE                  45,000,000     0       0
YELLOW CORP            BOND          985509AQ1   11,336   8,500,000 PRN           SOLE                   8,500,000     0       0
ZENITH NATL INS CORP   BOND          989390AH2   30,050  16,850,000 PRN           SOLE                  16,850,000     0       0
DOBSON COMMUNICATIONS  PREFERRED     256072505      249         566 SH            SOLE                         566     0       0
AGILENT TECH INC       OPTION        00846U951    4,314     200,000 SH   PUT      SOLE                     200,000     0       0
AGILENT TECH INC       OPTION        00846U901    7,550     350,000 SH   CALL     SOLE                     350,000     0       0
ALLOY INC              OPTION        019855905      274      72,300 SH   CALL     SOLE                      72,300     0       0
ARRIS GROUP INC        OPTION        04269Q100       45       8,600 SH   CALL     SOLE                       8,600     0       0
ARRIS GROUP INC        OPTION        04269Q100      483      92,500 SH   CALL     SOLE                      92,500     0       0
CONTINENTAL
AIRLINES INC           OPTION        210795908      527      61,900 SH   PUT      SOLE                      61,900     0       0

BEAZER HOMES USA INC   COM           07556Q105    1,603      15,000 SH            SOLE                      15,000     0       0
FREESCALE
SEMICONDUCTOR INC      COM           35687M107      386      27,000 SH            SOLE                      27,000     0       0
INTERNATIONAL
STEEL GROUP INC        COM           460377104      640      19,000 SH            SOLE                      19,000     0       0
GLOBAL CROSSING LTD    COM           G3921A175      405      24,503 SH            SOLE                      24,503     0       0
PARTICIPACOES-ADR      SPONSORED ADR 29081N209    1,594     140,000 SH            SOLE                     140,000     0       0
NEWALLIANCE
BANCSHARES INC         COM           650203102    3,229     225,000 SH            SOLE                     225,000     0       0
VIMPEL
COMMUNICATIONS - ADR   SPONSORED ADR 68370R109    1,088      10,000 SH            SOLE                      10,000     0       0
MILLICOM INTL
CELLULAR S A           COM           L6388F110      910      50,000 SH            SOLE                      50,000     0       0